                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-5076

                     TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
                     ---------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        9/30

Date of reporting period:       3/31/2004

ITEM 1.  REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Tax-Exempt
California Money Market Fund

March 31, 2004

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Dear Shareholder:

Thank you for investing with the Tax Exempt California Money Market Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's semiannual report for the most recent six-month period ended March 31, 2004. During this period, the fund's portfolio achieved its stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review

Following the Federal Reserve Board's surprising decision to lower the federal funds rate by only 25 basis points - to 1% - back in June 2003, the US economy began to stabilize. GDP was reported at approximately 4% for the fourth quarter, productivity levels remained high, yet the level of job creation remained stubbornly low. In December, the Fed, satisfied by the evidence of a rebound in the economy, removed its anti-deflation bias, and maintained its focus on the need for job creation. Through the first quarter of 2004, with few signs of a pickup in job growth, the Fed held off on declaring a bias toward tightening credit. At its January 28th meeting, however, the Fed did remove language that had appeared in previous statements asserting that it would keep short-term rates at current levels "for a considerable period."

On March 2, 2004, voters approved Propositions 57 and 58 which provide California with the ability to issue deficit financing bonds to help deal with the

Fund Results
As of March 31, 2004

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.
7-Day Current Yield	Equivalent Taxable Yield[1]
0.38%	0.64%

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate.

1 The equivalent taxable yield allows you to compare with the performance of taxable money market funds. It is based on the fund's yield and a combined Federal and State of California marginal income tax rate of 41.05%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

state's cash flow issues. The passage of the two propositions is good news for the state, but California still faces considerable financial difficulties. As a result, all credits related to the state will be closely scrutinized over the coming months. Our continuing strategy is to seek credits that are enhanced by third-party guarantors such as banks and insurance companies. This strategy should help to insulate the fund from the state's credit concerns. In addition, we have been working to align the fund's portfolio closely with its benchmark. This means that the portfolio would generally have 65% exposure to variable rate securities and 35% exposure to fixed rate securities. Going forward, we will continue to rebalance the fund's portfolio based on cash flows, asset growth and supply and demand.

At the close of the period, the average maturity of the fund's portfolio was approximately 38 days. We continue to manage the fund's portfolio conservatively, maintaining high quality, adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any one issuer.

Thank you again for your investment. We look forward to serving your investment needs in the months and years to come.

Sincerely.

Your Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These professionals have a broad range of experience managing money market funds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Investment Portfolio as of March 31, 2004 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
California 97.1%
Alameda, Contra Costa School Financing Authority, Certificate of Participation, Capital Improvement Financing Project, Series C, 1.03%*, 7/1/2025 (b)	445,000	445,000
Alameda, Contra Costa Transportation District, Revenue Anticipation Notes, 2.0%, 8/19/2004 (b)	1,000,000	1,003,860
Alameda County, Certificate of Participation, Series 410, 1.07%*, 9/1/2021 (c)	250,000	250,000
California, Community College Financing Authority, Tax & Revenue Anticipation Notes, Series A, 2.0%, 6/30/2004 (c)	6,500,000	6,515,267
California, East Bay Water Authority:
0.97%, 5/12/2004	3,600,000	3,600,000
1.0%*, 4/12/2004	3,100,000	3,100,000
California, General Obligation:
0.96%, 4/8/2004	2,062,000	2,062,000
Series C-1, 1.02%*, 5/1/2033 (b)	1,900,000	1,900,000
Series C-4, 1.03%*, 5/1/2033 (b)	2,500,000	2,500,000
Series PT-1555, 1.06%*, 10/1/2010 (c)	1,500,000	1,500,000
Series 819-D, 1.1%*, 2/1/2028 (c)	2,248,000	2,248,000
Series A-1, 1.13%*, 5/1/2033 (b)	400,000	400,000
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 1.05%*, 7/1/2020 (b) (c)	300,000	300,000
California, Health Facilities Financing Authority Revenue, Scripps Memorial Hospital, Series B, 1.02%*, 12/1/2015 (b) (c)	750,000	750,000
California, Housing Finance Agency Revenue:
Series D, AMT, 1.1%*, 8/1/2033 (c)	3,000,000	3,000,000
Series 843, AMT, 1.16%*, 11/1/2005 (b)	1,960,000	1,960,000
California, Housing Finance Agency Revenue, Home Mortgage, Series H, AMT, 0.98%*, 8/1/2033 (c)	2,000,000	2,000,000
California, Multi Family Housing Finance Agency Revenue, Series D, 0.91%*, 2/1/2035	900,000	900,000
California, Multi Family Housing Revenue, Arbors Apartments, Series A, 1.0%*, 12/15/2032 (c)	300,000	300,000
California, Multi Family Housing Revenue, Geneva Points Apartments, Series A, AMT, 1.12%*, 3/15/2037 (c)	3,070,000	3,070,000
California, Multi Family Housing Revenue, California Hills Apartments, Series A, AMT, 1.08%*, 12/15/2032 (c)	2,000,000	2,000,000
California, Municipal Securities Trust Certificates, Series 9041, 1.07%*, 7/21/2010 (c)	3,700,000	3,700,000
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, Browning-Ferris Industries, Series A, AMT, 1.03%*, 9/1/2019 (b)	500,000	500,000
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A, AMT, 1.08%*, 11/1/2038 (b)	5,500,000	5,500,000
California, Revenue Anticipation Notes, Series A-3, 2.0%, 6/23/2004 (b)	3,000,000	3,006,303
California, State Department of Water Resources, Central Valley Project Revenue, Series B-32, 1.05%*, 12/1/2025 (b) (c)	1,000,000	1,000,000
California, State Department of Water Resources, Power Supply Revenue:
Series C-1, 1.0%*, 5/1/2022 (b)	600,000	600,000
Series C-17, 1.0%*, 5/1/2022 (b)	4,000,000	4,000,000
Series M5J, 1.08%*, 5/1/2012 (b) (c)	1,500,000	1,500,000
California, Statewide Communities Development Authority Revenue, Hospital Monterey Peninsula, Series B, 2.0%, 6/1/2004 (c)	1,030,000	1,031,750
California, Statewide Communities Development Authority, Multi Family Housing Revenue, Irvine Apartments Community Project, Series W-3, AMT, 1.07%*, 4/1/2025 (b)	5,300,000	5,300,000
California, Statewide Communities Development Authority, Tax & Revenue Anticipation Notes:
Series A-1, 2.0%, 6/30/2004 (c)	3,500,000	3,508,650
Series A-3, 2.0%, 6/30/2004	4,200,000	4,210,728
Contra Costa County, Multi Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 1.1%*, 12/1/2032 (b)	175,000	175,000
Emeryville, Multi Family Housing Revenue, Bay Street Apartments, Series A, AMT, 1.05%*, 10/15/2037 (b)	1,000,000	1,000,000
Fremont, Certification of Participation, Capital Improvement Financing Project, 1.0%*, 8/1/2030 (b)	980,000	980,000
Fremont, Certification of Participation, Maintenance Center & Fire Project, 1.0%*, 8/1/2032 (b) (c)	2,000,000	2,000,000
Grant, Joint Union High School District, Certificate of Participation, School Facilities Bridge Funding Program, 1.0%*, 9/1/2034 (b) (c)	200,000	200,000
Grant, Joint Union High School District, Certificate of Participation, School Facilities Bridge Funding Program, 1.0%*, 9/1/2015 (b) (c)	200,000	200,000
Hayward, Multi Family Housing Revenue, Timbers Apartments, Series A, AMT, 1.05%*, 3/15/2033 (c)	500,000	500,000
Irvine, East Investment Co., 1.0%*, 12/1/2005 (b)	200,000	200,000
Kern County, Certificate of Participation, Kern Public Facilities Project, Series B, 1.03%*, 8/1/2006 (b)	255,000	255,000
Lancaster, Redevelopment Agency, Multi Family Housing Revenue, Westwood Park Apartments, Series K, 1.0%*, 12/1/2007 (b)	2,500,000	2,500,000
Long Beach, Finance Authority, Tax Allocation Revenue, Series 812-D, 1.02%*, 11/1/2022 (c)	4,245,000	4,245,000
Los Angeles, Airport Revenue, Regional Airports Improvement Corp., Los Angeles International Airport, AMT, 1.07%*, 12/1/2025 (b)	865,000	865,000
Los Angeles, Certificates of Participation, Village School, Inc., Series A, 1.0%*, 2/1/2034 (b)	2,850,000	2,850,000
Los Angeles, State (REV) Lease, Regional Airports Improvement Corp., Los Angeles International Airport, Series A, 1.05%*, 12/1/2025 (b)	700,000	700,000
Los Angeles, Unified School District:
Series B-12, 1.05%*, 1/1/2027 (b) (c)	1,000,000	1,000,000
144A, 1.11%*, 1/1/2028 (c)	1,000,000	1,000,000
1.11%*, 11/1/2028 (c)	400,000	400,000
Los Angeles, Water and Power Revenue:
Subseries A-5, 1.0%*, 7/1/2035 (b)	1,100,000	1,100,000
Subseries A-4, 1.02%*, 7/1/2035 (b)	400,000	400,000
5.5%, 6/15/2004 (c)	1,150,000	1,172,141
Los Angeles County, Capital Asset Lease Revenue, 1.0%*, 4/5/2004	6,060,000	6,060,000
Los Angeles County, Metropolitan Transportation Authority, Sales Tax Revenue, 1.04%*, 7/1/2017	910,000	910,000
Mill Valley, School District, Tax & Revenue Anticipation Notes, 2.0%, 6/30/2004	1,000,000	1,002,656
Sacramento, Municipal Utilities, Series I, 0.94%, 5/6/2004	4,350,000	4,350,000
Sacramento County, Housing Authority, Multi Family Housing Revenue, Chesapeake Commons, Series C, AMT, 1.05%*, 2/15/2031 (c)	500,000	500,000
San Bernardino, Certificate of Participation, Medical Center Financing Project, , 0.95%*, 8/1/2026 (b) (c)	1,700,000	1,700,000
San Bernardino, Certificate of Participation, 1.06%*, 8/1/2028 (c)	220,000	220,000
San Diego, Unified Port Authority, 0.95%, 5/10/2004	3,000,000	3,000,000
San Francisco, Bay Area, Rapid Transportation District, Capital Grant Series A, 5.0%, 6/15/2004 (c)	1,000,000	1,008,083
San Francisco, Bay Area, Rapid Transportation District, Sales Tax Revenue, Series PA-572, 1.04%*, 1/1/2008 (b) (c)	1,250,000	1,250,000
San Francisco, City & County, International Airport Revenue, 1.06%*, 5/1/2021	3,800,000	3,800,000
San Francisco, City & County, Multi Family Housing Revenue, Derek Silva Community, Series D, AMT, 1.1%*, 12/1/2019 (b)	1,000,000	1,000,000
San Francisco, City & County, Multi Family Housing Revenue, Orlando Cepeda Place, Series D, AMT, 1.1%*, 11/1/2033 (b)	260,000	260,000
San Francisco, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B20, 1.05%*, 10/1/2022 (b) (c)	2,000,000	2,000,000
San Jose, Multi Family Housing Revenue, Almaden Lake Village Apartments, Series A, AMT, 1.05%*, 3/1/2032 (c)	500,000	500,000
Santa Clara, Electric Revenue, Series B, 1.0%*, 7/1/2010 (b) (c)	410,000	410,000
Simi Valley, Multi Family Housing Revenue, Lincoln Wood Ranch, 1.01%*, 6/1/2010 (c)	1,600,000	1,600,000
Southern California, Metropolitan Water District:
3.0%, 3/1/2005	1,925,000	1,959,753
Series B, 3.375%, 3/1/2005	500,000	510,638
Triunfo County, Sanitation District Revenue, 1.11%*, 6/1/2019 (b)	190,000	190,000
Ventura County, Tax & Revenue Anticipation Notes, 1.5%, 7/1/2004	6,000,000	6,008,546
		133,643,375
Puerto Rico 1.5%
Puerto Rico, Industrial Tourist Education, Medical & Environmental Central, Bristol-Myers Squibb Project, AMT, 1.0%*, 12/1/2030	2,000,000	2,000,000
Multi-State 1.4%
ABN Amro, Munitops Certificate Trust:
Series 2000-17, 1.06%*, 10/1/2008	1,300,000	1,300,000
Series 1998-10, 1.08%*, 7/5/2006 (c)	650,000	650,000
		1,950,000
Total Investment Portfolio - 100.0% (Cost $137,593,375) (a)		137,593,375

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2004.
(a) Cost for federal income tax purposes was $137,593,375.
(b) Security incorporates a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	7.2%
FGIC	Financial Guaranty Insurance Company	4.2%
FHLMC	Federal Home Loan Mortgage Corp.	1.2%
FNMA	Federal National Mortgage Association	5.0%
FSA	Financial Security Assurance	15.5%
MBIA	Municipal Bond Investors Assurance	5.6%

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2004 (Unaudited)
Assets
Investments in securities, at amortized cost	$ 137,593,375
Interest receivable	566,093
Other assets	3,665
Total assets	138,163,133
Liabilities
Due to custodian bank	28,675
Dividends payable	1,431
Payable for Fund shares redeemed	18,380
Accrued management fee	25,174
Other accrued expenses and payables	87,164
Total liabilities	160,824
Net assets, at value	$ 138,002,309
Net Assets
Net assets consist of: Undistributed net investment income	174
Accumulated net realized gain (loss)	7,975
Paid-in capital	137,994,160
Net assets, at value	$ 138,002,309
Shares outstanding	137,994,832
Net asset value, offering and redemption price per share (net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2004 (Unaudited)
Investment Income
Income: Interest	$ 656,854
Expenses: Management fee	144,037
Services to shareholders	26,406
Custodian fees	3,770
Distribution services fees	216,055
Auditing	15,669
Legal	5,473
Trustees' fees and expenses	6,292
Reports to shareholders	8,100
Other	3,749
Total expenses, before expense reductions	429,551
Expense reductions	(5)
Total expenses, after expense reductions	429,546
Net investment income	227,308
Net realized gain (loss) on investment transactions	12,654
Net increase (decrease) in net assets resulting from operations	$ 239,962

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2004 (Unaudited)	Year Ended September 30, 2003
Operations: Net investment income	$ 227,308	$ 330,035
Net realized gain (loss) on investment transactions	12,654	(4,679)
Net increase (decrease) in net assets resulting from operations	239,962	325,356
Distributions to shareholders from: Net investment income	(240,968)	(537,810)
Fund share transactions: Proceeds from shares sold	112,743,843	188,475,937
Reinvestment of distributions	239,815	486,605
Cost of shares redeemed	(86,926,585)	(524,679,601)
Net increase (decrease) in net assets from Fund share transactions	26,057,073	(335,717,059)
Increase (decrease) in net assets	26,056,067	(335,929,513)
Net assets at beginning of period	111,946,242	447,875,755
Net assets at end of period (including undistributed net investment income of $174 and $13,834, respectively)	$ 138,002,309	$ 111,946,242
Other Information
Shares outstanding at beginning of period	111,937,751	447,654,810
Shares sold	112,743,851	188,475,937
Shares issued to shareholders in reinvestment of distributions	239,815	486,605
Shares redeemed	(86,926,585)	(524,679,601)
Net increase (decrease) in Fund shares	26,057,081	(335,717,059)
Shares outstanding at end of period	137,994,832	111,937,751

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended September 30,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.002	.006	.007	.02	.03	.02
Less distributions from net investment income	(.002)	(.006)	(.007)	(.02)	(.03)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.18**	.64[b]	.67	2.24	2.76	2.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	138	112	448	513	577	402
Ratio of expenses before expense reductions (%)	.66*	.77	.73	.79[c]	.72	.75
Ratio of expenses after expense reductions (%)	.66*	.74	.73	.76[c]	.72	.75
Ratio of net investment income (%)	.34*	.38	.72	2.23	2.75	2.14

a For the six months ended March 31, 2004 (Unaudited).
b Total return would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .76% and .75%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal tax provision was required.

At September 30, 2003, the Fund had a net tax basis capital loss carryforward of approximately $100 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2011, the expiration date, whichever occurs first.

From November 1, 2002 through September 30, 2003, the Fund incurred approximately $4,600 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2004.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Fund's average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended March 31, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.22% of the Fund's average daily net assets.

Service Provider Fees.

Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. For the six months ended March 31, 2004, the amount charged to the Fund by SISC aggregated $21,618, of which $21,051 is unpaid at March 31, 2004.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expense of such delegations are borne by SISC, not by the Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.33% of average daily net assets of the Fund. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of the Fund. For the six months ended March 31, 2004, the Distribution Fee aggregated $216,055, of which $39,293 is unpaid at March 31, 2004.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended March 31, 2004, the Fund's custodian and transfer agent fees were reduced by $5 and $0, respectively, under these arrangements.

4. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serve as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

TEC-3 (30812 5/04))

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial  Officers  concluded that the Registrant's
Disclosure  Controls and Procedures are effective based on the evaluation of the
Disclosure  Controls  and  Procedures  as of a date within 90 days of the filing date of this report.

Fund management has previously  identified a significant  deficiency relating to the  overall  fund  expense  payment and accrual  process.  This matter  relates primarily to a bill payment  processing  issue.  There was no material impact to shareholders,  fund net asset  value,  fund  performance  or the accuracy of any fund's  financial  statements.  Fund  management  discussed this matter with the
Registrant's Audit Committee and auditors,  instituted  additional procedures to enhance its internal controls and will continue to develop  additional  controls and redesign work flow to strengthen the overall control environment  associated with the processing and recording of fund expenses.

(b)  There  have been no  changes  in the  registrant's  internal  control  over financial  reporting that occurred  during the filing period that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Exempt California Money Market Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Tax Exempt California Money Market Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------